LEASES (Details 1)	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Weighted-average remaining lease term	7 years 8 months 12 days	5 years 9 months 18 days
Weighted-average discount rate	4.14%	4.00%